TAXATION - Deferred income taxes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Deferred income taxes not recognized	$ (1,405,289)	$ (694,982)	$ (141,580)
Deferred income taxes	0	0	0
Canada
TAXATION
Tax losses	2,477,382	1,191,205	375,315
USA
TAXATION
Tax losses	78,452	50,427	27,715
Tax loss carry forwards
TAXATION
Deferred income taxes	685,368	332,184	99,672
E&E expenditures
TAXATION
Deferred income taxes	473,085	3,104	0
Share issuance costs
TAXATION
Deferred income taxes	214,221	288,230	0
Marketable securities and others
TAXATION
Deferred income taxes	$ 32,615	$ 71,464	$ 41,908